Borrowings_Details of Borrowings(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Borrowings Abstract [Abstract]
General Borrowings	₩ 32,312,859		₩ 24,370,567
Bonds sold under repurchase agreements and others	16,334,365		13,015,506
Call money	1,179,932		432,787
Total	₩ 49,827,156	$ 45,876,712	₩ 37,818,860